Property, plant and equipment (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Future development costs		$ 324,295,000	$ 36,679,400
Cash paid for acquisition	$ 45,700,000
Promissory note Issued	1,800,000
Interest payable	14,498,178
Property, plant and equipment acquired	$ 33,001,822
settlement of affiliate loans			4,629,324
Accrued interest			730,500
Accounts payable assigned to affiliate		500,000	500,000
Carrying value of well			1,340,264
Decommissioning liabilities		0	$ 74,000
Discount rate of future cash flows			15.00%
Reversal of the impairment loss		$ 0	$ 4,730,000
Increase in the assumed discount rate			1.00%